Schedule of Investments
September 30, 2020
(Unaudited)
Invesco Active Allocation Fund
Schedule of Investments in Affiliated Issuers–99.45%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Alternative Funds–9.39%
Invesco Fundamental Alternatives Fund, Class R6(b)	2.52%	$48,044,155	$9,476,390	$(2,996,585)	$51,204	$(254,492)	$—	1,968,854	$54,320,672
Invesco Global Real Estate Income Fund, Class R6	1.75%	—	37,697,109	—	46,188	—	262,653	4,808,063	37,743,297
Invesco Macro Allocation Strategy Fund, Class R6	2.51%	—	54,072,905	—	(24,180)	—	—	6,480,662	54,048,725
Invesco Master Event-Linked Bond Fund, Class R6(b)	2.61%	82,625,345	3,444,686	(30,220,760)	(487,056)	1,010,542	3,444,687	3,462,360	56,372,757
Invesco SteelPath MLP Select 40 Fund, Class R6(b)	0.00%	45,292,658	2,722,614	(33,373,765)	5,046,594	(19,688,099)	2,701,205	1	2
Total Alternative Funds		175,962,158	107,413,704	(66,591,110)	4,632,750	(18,932,049)	6,408,545		202,485,453
Domestic Equity Funds–45.96%
Invesco Comstock Select Fund, Class R6	—	290,503,621	2,107,927	(239,579,476)	(79,083,480)	26,051,408	2,107,948	—	—
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	7.00%	74,748,007	76,111,610	(11,502,642)	10,700,036	892,936	—	4,894,615	150,949,947
Invesco Main Street Small Cap Fund, Class R6(b)	9.82%	98,571,367	124,489,484	(5,538,117)	(5,799,642)	144,040	—	14,190,699	211,867,132
Invesco Russell 1000 Dynamic Multifactor ETF	7.55%	289,112,991	—	(103,457,826)	(33,176,254)	10,318,785	2,780,331	5,265,126	162,797,696
Invesco S&P 500® Low Volatility ETF	6.56%	—	140,245,662	—	1,174,321	—	467,551	2,636,465	141,419,983
Invesco S&P 500® Pure Growth ETF	6.06%	—	129,407,857	(1,873,699)	3,104,111	22,931	125,357	922,488	130,661,200
Invesco S&P SmallCap Low Volatility ETF	8.97%	—	208,777,263	(4,889,024)	(10,555,914)	123,776	1,112,722	5,826,991	193,456,101
Total Domestic Equity Funds		752,935,986	681,139,803	(366,840,784)	(113,636,822)	37,553,876	6,593,909		991,152,059
Fixed Income Funds–12.82%
Invesco Core Bond Fund, Class R6(b)(c)	—	134,271,118	6,933,686	(143,534,703)	(6,524,004)	14,124,880	56,598	—	—
Invesco Core Plus Bond Fund, Class R6	7.33%	—	162,589,131	(4,000,000)	(394,484)	(31,034)	858,595	13,670,148	158,163,613
Invesco Income Fund, Class R6	1.78%	—	37,706,294	(535,421)	1,198,433	5,245	348,264	5,089,463	38,374,551
Invesco International Bond Fund, Class R6(b)	—	94,858,513	1,596,518	(94,415,696)	(3,150,763)	1,111,428	2,046,859	—	—
Invesco Master Loan Fund, Class R6(b)	—	68,431,980	1,879,184	(61,590,746)	(5,094,063)	(3,626,355)	1,889,944	—	—
Invesco Oppenheimer Limited-Term Government Fund, Class R6	—	39,914,712	336,610	(29,231,927)	(10,264,652)	(754,743)	338,421	—	—
Invesco Oppenheimer Master Inflation Protected Securities Fund, Class R6	—	5,836,506	30,724	(6,121,216)	(1,315,920)	1,569,906	30,724	—	—
Invesco Quality Income Fund, Class R6	—	—	21,353,639	(33,500,393)	11,706,602	440,152	264,365	—	—
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Invesco Active Allocation Fund (continued)
Schedule of Investments in Affiliated Issuers–99.45%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Invesco Taxable Municipal Bond ETF	2.74%	$—	$59,155,651	$—	$(39,741)	$—	$232,812	1,772,591	$59,115,910
Invesco Variable Rate Investment Grade ETF	0.97%	—	21,796,268	(1,000,083)	101,278	(427)	29,912	840,927	20,897,036
Total Fixed Income Funds		343,312,829	313,377,705	(373,930,185)	(13,777,314)	12,839,052	6,096,494		276,551,110
Foreign Equity Funds–31.04%
Invesco Emerging Markets All Cap Fund, Class R6(b)	2.14%	—	48,816,823	(3,000,000)	224,740	51,644	—	1,210,749	46,093,207
Invesco Developing Markets Fund, Class R6(b)	2.28%	144,739,607	—	(93,476,209)	(18,268,840)	16,268,617	—	1,093,037	49,263,175
Invesco Emerging Markets Innovators Fund, Class R6(b)	—	100,854,586	—	(102,945,628)	(17,227,496)	19,318,538	3	—	—
Invesco Global Fund, Class R6(b)	10.65%	312,070,077	—	(106,455,273)	13,401,824	10,710,059	—	2,188,707	229,726,687
Invesco Global Infrastructure Fund, Class R6	0.68%	—	38,601,016	(24,865,826)	(85,314)	941,642	240,507	1,400,338	14,591,518
Invesco International Equity Fund, Class R6(b)	—	160,979,614	—	(162,706,344)	(46,021,050)	47,747,780	13	—	—
Invesco International Select Equity Fund, Class R6	3.56%	—	76,224,453	(4,828,374)	5,079,719	286,706	—	5,673,504	76,762,504
Invesco International Small-Mid Company Fund, Class R6(b)	3.52%	98,806,599	—	(29,804,956)	422,677	6,552,255	—	1,440,860	75,976,575
Invesco Oppenheimer Global Infrastructure Fund, Class R6	—	47,188,572	—	(38,360,509)	(6,054,558)	(2,773,505)	—	—	—
Invesco Oppenheimer International Growth Fund, Class R6	—	159,405,101	—	(164,830,208)	(81,688,439)	87,113,546	—	—	—
Invesco RAFI™ Strategic Developed ex-US ETF	2.94%	—	66,281,683	(1,407,871)	(1,521,718)	(8,627)	402,467	2,819,576	63,343,467
Invesco S&P Emerging Markets Low Volatility ETF	2.26%	—	49,543,483	—	(823,347)	—	496,544	2,420,275	48,720,136
Invesco S&P International Developed Low Volatility ETF	3.01%	—	65,653,842	(1,018,141)	296,814	6,403	461,692	2,281,761	64,938,918
Total Foreign Equity Funds		1,024,044,156	345,121,300	(733,699,339)	(152,264,988)	186,215,058	1,601,226		669,416,187
Real Estate Funds–0.00%
Invesco Oppenheimer Real Estate Fund, Class Y	—	69,431,501	1,642,629	(55,836,574)	(9,281,980)	(5,955,576)	1,642,629	—	—
Invesco Real Estate Fund, Class R6	—	—	56,089,672	(58,821,028)	—	2,731,356	253,101	—	—
Total Real Estate Funds		69,431,501	57,732,301	(114,657,602)	(9,281,980)	(3,224,220)	1,895,730		—
Money Market Funds–0.24%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(d)	0.08%	2,979,059	66,421,307	(67,575,550)	—	—	4,704	1,824,816	1,824,816
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Invesco Active Allocation Fund (continued)
Schedule of Investments in Affiliated Issuers–99.45%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(d)	0.06%	$—	$36,022,238	$(34,721,968)	$—	$3,170	$6,532	1,302,789	$1,303,440
Invesco Treasury Portfolio, Institutional Class, 0.02%(d)	0.10%	—	54,976,059	(52,890,554)	—	—	1,576	2,085,505	2,085,505
Total Money Market Funds		2,979,059	157,419,604	(155,188,072)	—	3,170	12,812		5,213,761
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,979,601,158)	99.45%	$2,368,665,689	$1,662,204,417	$(1,810,907,092)	$(284,328,354)	$214,454,887(c)	$22,608,716		$2,144,818,570
OTHER ASSETS LESS LIABILITIES	0.55%								11,801,464
NET ASSETS	100.00%								$2,156,620,034
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective September 30, 2020, the underlying fund’s name changed.
(c)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Core Bond Fund	$5,270,977

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
EURO STOXX 600 Index	986	December-2020	$20,814,419	$(576,993)	$(576,993)
MSCI Emerging Market Index	684	December-2020	37,226,700	(873,488)	(873,488)
Nikkei 225 Index	41	December-2020	9,015,219	66,819	66,819
S&P/ASX 200 Index	37	December-2020	3,844,005	(81,558)	(81,558)
S&P/TSX 60 Index	27	December-2020	3,899,290	(43,788)	(43,788)
Subtotal				(1,509,008)	(1,509,008)
Interest Rate Risk
Canada 10 Year Bonds	47	December-2020	5,358,470	(3,977)	(3,977)
Euro OAT	63	December-2020	12,449,834	57,584	57,584
Euro-BTP	57	December-2020	9,862,718	106,151	106,151
Euro-BUND	34	December-2020	6,956,942	16,288	16,288
Japanese Bonds, 10 yr.	31	December-2020	44,710,662	76,300	76,300
Long Gilt	77	December-2020	13,523,466	49,554	49,554
Subtotal				301,900	301,900
Subtotal—Long Futures Contracts				(1,207,108)	(1,207,108)
Short Futures Contracts
Equity Risk
E-Mini S&P 500 Index	247	December-2020	(41,397,200)	249,586	249,586
Total Futures Contracts				$(957,522)	$(957,522)

See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/16/2020	Bank Of America	CHF	2,440,000	USD	2,683,932	$28,805
12/16/2020	Bank Of America	USD	72,970	JPY	7,750,000	588
10/02/2020	Barclays Capital	BRL	13,640,000	USD	2,621,590	192,772
10/02/2020	Barclays Capital	USD	2,418,140	BRL	13,640,000	10,679
12/16/2020	Barclays Capital	CZK	136,130,000	USD	6,096,147	193,305
12/16/2020	Barclays Capital	INR	32,660,000	USD	441,548	2,135
12/16/2020	Barclays Capital	RUB	16,540,000	USD	220,410	9,211
10/02/2020	JP Morgan Chase Bank	BRL	10,050,000	USD	1,938,284	148,722
10/02/2020	JP Morgan Chase Bank	USD	1,781,694	BRL	10,050,000	7,868
12/16/2020	JP Morgan Chase Bank	CLP	566,000,000	USD	733,189	11,675
12/16/2020	JP Morgan Chase Bank	COP	515,000,000	USD	141,317	7,270
12/16/2020	JP Morgan Chase Bank	HUF	1,770,000,000	USD	5,827,544	125,302
12/16/2020	JP Morgan Chase Bank	NZD	9,280,000	USD	6,275,461	136,672
12/16/2020	JP Morgan Chase Bank	PLN	2,180,000	USD	582,351	18,255
12/16/2020	JP Morgan Chase Bank	SEK	31,320,000	USD	3,594,468	94,053
12/16/2020	JP Morgan Chase Bank	USD	4,880,359	IDR	73,425,000,000	20,165
12/16/2020	JP Morgan Chase Bank	USD	5,057,385	SGD	6,905,000	1,534
12/16/2020	STANDARD CHARTERED BANK	MXN	5,300,000	USD	242,179	4,515
12/16/2020	STANDARD CHARTERED BANK	THB	16,855,000	USD	534,147	2,283
12/17/2020	STANDARD CHARTERED BANK	ZAR	32,435,000	USD	1,925,477	6,320
10/02/2020	UBS	USD	3,782,123	BRL	21,265,000	4,447
12/16/2020	UBS	AUD	8,870,000	USD	6,492,592	138,179
12/16/2020	UBS	CAD	580,000	USD	442,638	6,910
12/16/2020	UBS	CHF	400,000	USD	443,910	8,644
12/16/2020	UBS	GBP	9,530,000	USD	12,726,514	423,682
12/16/2020	UBS	NOK	1,960,000	USD	222,899	12,727
12/16/2020	UBS	PLN	1,640,000	USD	445,032	20,666
12/16/2020	UBS	USD	1,517,876	HKD	11,770,000	427
Subtotal—Appreciation						1,637,811
Currency Risk
12/16/2020	Bank Of America	CNY	116,700,000	USD	16,949,891	(108,603)
12/16/2020	Bank Of America	KRW	14,255,000,000	USD	11,971,447	(218,201)
12/16/2020	Bank Of America	PHP	295,900,000	USD	6,057,938	(27,494)
12/16/2020	Bank Of America	USD	6,189,168	COP	23,426,000,000	(91,732)
12/16/2020	Bank Of America	USD	8,245,403	EUR	6,953,000	(79,620)
12/16/2020	Bank Of America	USD	2,263,840	INR	167,780,000	(6,499)
10/02/2020	Barclays Capital	BRL	2,425,000	USD	429,911	(1,899)
10/02/2020	Barclays Capital	USD	444,624	BRL	2,425,000	(12,815)
12/16/2020	Barclays Capital	KRW	530,000,000	USD	448,510	(4,700)
12/16/2020	Barclays Capital	MYR	26,860,000	USD	6,435,074	(14,292)
12/16/2020	Barclays Capital	TWD	19,630,000	USD	675,732	(2,181)
12/16/2020	Barclays Capital	USD	5,482,108	MYR	22,765,000	(15,993)
12/16/2020	Barclays Capital	USD	5,966,484	TRY	45,680,000	(180,457)
12/16/2020	JP Morgan Chase Bank	CNY	33,150,000	USD	4,815,416	(30,248)
12/16/2020	JP Morgan Chase Bank	TWD	368,160,000	USD	12,660,248	(53,974)
12/16/2020	JP Morgan Chase Bank	USD	3,630,429	RUB	275,840,000	(108,237)
12/16/2020	STANDARD CHARTERED BANK	CNY	13,740,000	USD	1,988,296	(20,133)
10/02/2020	UBS	BRL	21,265,000	USD	3,769,922	(16,648)
12/02/2020	UBS	BRL	21,265,000	USD	3,775,550	(4,357)
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/16/2020	UBS	USD	2,610,722	CAD	3,410,000	$(48,945)
12/16/2020	UBS	USD	3,341,005	EUR	2,800,000	(52,612)
12/16/2020	UBS	USD	6,621,690	GBP	4,970,000	(205,628)
12/16/2020	UBS	USD	13,360,542	JPY	1,405,000,000	(25,120)
12/16/2020	UBS	USD	5,929,108	NOK	52,400,000	(310,233)
Subtotal—Depreciation						(1,640,621)
Total Forward Foreign Currency Contracts						$(2,810)

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX Emerging Markets Index, Series 33, Version 2	Sell	1.00%	Quarterly	06/20/2025	1.876%	USD	665,000	$(25,835)	$(25,629)	$206
Markit CDX North America High Yield Index, Series 34, Version 9	Sell	5.00	Quarterly	06/20/2025	1.876	USD	368,000	17,075	18,087	1,012
Total Centrally Cleared Credit Default Swap Agreements								$(8,760)	$(7,542)	$1,218

(a)	Implied credit spreads represent the current level, as of September 30, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Investment Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PHP	—Philippines Peso
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TRY	—Turkish Lira
TWD	—Taiwan New Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$2,139,604,809	$—	$—	$2,139,604,809
Money Market Funds	5,213,761	—	—	5,213,761
Total Investments in Securities	2,144,818,570	—	—	2,144,818,570
Other Investments - Assets*
Futures Contracts	622,282	—	—	622,282
Forward Foreign Currency Contracts	—	1,637,811	—	1,637,811
Swap Agreements	—	1,218	—	1,218
	622,282	1,639,029	—	2,261,311
Other Investments - Liabilities*
Futures Contracts	(1,579,804)	—	—	(1,579,804)
Forward Foreign Currency Contracts	—	(1,640,621)	—	(1,640,621)
	(1,579,804)	(1,640,621)	—	(3,220,425)
Total Other Investments	(957,522)	(1,592)	—	(959,114)
Total Investments	$2,143,861,048	$(1,592)	$—	$2,143,859,456

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Active Allocation Fund